Intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Cost of revenues	$ 1,940	$ 1,770	$ 1,420
General and administrative expenses	$ 20	$ 20	$ 20
Weighted average amortization	5 years 3 months 3 days	5 years 3 months 10 days	5 years 14 days